A U D I T E D    F I N A N C I A L    S T A T E M E N T S

John Hancock Life Insurance Company (U.S.A.) Separate Account Q

December 31, 2020

1 of 30

John Hancock Life Insurance Company (U.S.A.)

Separate Account Q

Audited Financial Statements

December 31, 2020

2 of 30

Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account Q

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account Q (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1997.

Boston, Massachusetts

March 31, 2021

3 of 30

Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account Q

500 Index Fund Series NAV	M Large Cap Growth
Active Bond Trust Series NAV	M Large Cap Value
Blue Chip Growth Trust Series NAV	Managed Volatility Balanced Portfolio Series NAV
Capital Appreciation Trust Series NAV	Mid Cap Index Trust Series NAV
Core Bond Trust Series NAV	Mid Cap Stock Trust Series NAV
Disciplined Value International Trust Series NAV	Mid Value Trust Series NAV
Equity Income Trust Series NAV	Money-Market Trust Series NAV
Financial Industries Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Real Estate Securities Trust Series NAV
Health Sciences Trust Series NAV	Short Term Government Income Trust Series NAV
High Yield Trust Series NAV	Small Cap Index Trust Series NAV
International Equity Index Series NAV	Small Cap Stock Trust Series NAV
Lifestyle Balanced Portfolio Series NAV	Small Cap Value Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Total Bond Market Series Trust NAV
M Capital Appreciation	Total Stock Market Index Trust Series NAV
M International Equity	Ultra Short Term Bond Trust Series NAV

4 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	500 Index Fund Series NAV	Active Bond Trust Series NAV	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Core Bond Trust Series NAV	Equity Income Trust Series NAV

Total Assets

Investments at fair value	$47,793,343	$19,181,735	$32,911,025	$13,395,980	$4,484,244	$22,458,962

Net Assets

Contracts in accumulation	$47,620,787	$19,169,612	$32,894,833	$13,293,503	$4,484,244	$22,435,042

Contracts in payout (annuitization)	172,556	12,123	16,192	102,477	-	23,920

Total net assets	$47,793,343	$19,181,735	$32,911,025	$13,395,980	$4,484,244	$22,458,962

Units outstanding	778,457	865,266	819,566	646,868	251,159	694,304

Unit value	$61.39	$22.17	$40.16	$20.71	$17.85	$32.35

Shares	1,109,667	1,855,100	817,259	1,748,822	316,460	1,639,340

Cost	$26,227,687	$18,267,446	$26,273,257	$11,732,309	$4,220,306	$25,491,374

See accompanying notes.

5 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Opportunistic Fixed Income Trust Series NAV	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV
Total Assets

Investments at fair value	$5,433,176	$46,285,849	$4,652,029	$12,777,507	$4,008,660	$7,117,004

Net Assets

Contracts in accumulation	$5,431,490	$46,001,937	$4,646,010	$12,474,050	$3,964,654	$7,101,176

Contracts in payout (annuitization)	1,686	283,912	6,019	303,457	44,006	15,828

Total net assets	$5,433,176	$46,285,849	$4,652,029	$12,777,507	$4,008,660	$7,117,004

Units outstanding	170,265	1,717,731	206,930	140,540	178,258	310,600

Unit value	$31.91	$26.95	$22.48	$90.92	$22.49	$22.91

Shares	426,131	1,525,069	346,907	403,330	773,873	364,041

Cost	$5,127,100	$29,407,497	$4,379,288	$10,627,905	$4,144,313	$5,723,973

See accompanying notes.

6 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Disciplined Value International Trust Series NAV	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation	M International Equity	M Large Cap Growth

Total Assets

Investments at fair value	$5,417,357	$491,745	$46,340	$103,762	$23,529	$195,309

Net Assets

Contracts in accumulation	$5,405,236	$491,745	$46,340	$103,762	$23,529	$195,309

Contracts in payout (annuitization)	12,121	-	-	-	-	-

Total net assets	$5,417,357	$491,745	$46,340	$103,762	$23,529	$195,309

Units outstanding	362,456	28,249	2,905	2,305	1,208	6,167

Unit value	$14.95	$17.41	$15.95	$45.02	$19.48	$31.67

Shares	418,652	30,021	2,606	3,607	1,765	5,834

Cost	$5,144,590	$456,352	$42,855	$91,536	$20,428	$126,725

See accompanying notes.

7 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	M Large Cap Value	Managed Volatility Balanced Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV

Total Assets

Investments at fair value	$26,339	$39,870,321	$2,409,997	$14,737,535	$8,394,956	$12,427,648

Net Assets

Contracts in accumulation	$26,339	$39,612,388	$2,409,997	$14,708,892	$8,376,485	$12,376,550

Contracts in payout (annuitization)	-	257,933	-	28,643	18,471	51,098

Total net assets	$26,339	$39,870,321	$2,409,997	$14,737,535	$8,394,956	$12,427,648

Units outstanding	1,076	2,106,062	62,843	106,460	157,817	1,240,210

Unit value	$24.48	$18.93	$38.35	$138.43	$53.19	$10.02

Shares	2,191	3,410,635	112,933	551,554	830,362	12,427,648

Cost	$26,853	$42,285,360	$2,302,550	$9,729,289	$8,756,973	$12,427,648

See accompanying notes.

8 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Real Estate Securities Trust Series NAV	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Stock Trust Series NAV	Small Cap Value Trust Series NAV	Total Bond Market Series Trust NAV

Total Assets

Investments at fair value	$8,468,210	$5,511,386	$3,094,046	$13,040,444	$12,912,923	$8,840,780

Net Assets

Contracts in accumulation	$8,439,523	$5,502,128	$3,094,046	$13,038,810	$12,791,644	$8,840,780
Contracts in payout (annuitization)	28,687	9,258	-	1,634	121,279	-

Total net assets	$8,468,210	$5,511,386	$3,094,046	$13,040,444	$12,912,923	$8,840,780

Units outstanding	165,088	370,258	86,690	287,031	199,647	440,960

Unit value	$51.30	$14.89	$35.69	$45.43	$64.68	$20.05

Shares	449,480	448,445	189,470	1,071,524	882,633	811,826

Cost	$7,277,570	$5,495,349	$2,705,889	$9,892,956	$16,075,338	$8,394,542

See accompanying notes.

9 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV

Total Assets

Investments at fair value	$15,870,108	$4,388,525

Net Assets

Contracts in accumulation	$15,799,624	$4,388,525
Contracts in payout (annuitization)	70,484	-

Total net assets	$15,870,108	$4,388,525

Units outstanding	373,085	353,216
Unit value	$42.54	$12.42

Shares	604,576	382,609
Cost	$10,074,013	$4,412,511

See accompanying notes.

10 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$794,146	$768,023	$585,112	$573,991	$-	$2,183

Expenses:

Mortality and expense risk and administrative charges	(553,127)	(578,378)	(251,850)	(268,541)	(367,414)	(357,355)

Net investment income (loss)	241,019	189,645	333,262	305,450	(367,414)	(355,172)

Realized gains (losses) on investments:

Capital gain distributions received	817,215	679,215	-	-	4,095,683	3,957,960

Net realized gain (loss)	4,610,604	4,892,240	125,542	(76,579)	942,149	2,240,050

Realized gains (losses)	5,427,819	5,571,455	125,542	(76,579)	5,037,832	6,198,010

Unrealized appreciation (depreciation) during the period	1,192,410	5,827,087	953,097	1,384,969	3,510,222	986,500

Net increase (decrease) in net assets from operations	6,861,248	11,588,187	1,411,901	1,613,840	8,180,640	6,829,338

Changes from principal transactions:

Purchase payments	33,982	28,888	11,236	8,905	33,049	17,251

Transfers between sub-accounts and the company	(1,004,959)	(356,237)	(82,236)	217,799	(689,019)	(323,409)

Withdrawals	(4,705,006)	(6,306,434)	(2,541,035)	(2,792,484)	(2,379,516)	(4,261,759)

Annual contract fee	(54,962)	(58,518)	(22,452)	(24,381)	(34,505)	(35,136)

Net increase (decrease) in net assets from principal transactions	(5,730,945)	(6,692,301)	(2,634,487)	(2,590,161)	(3,069,991)	(4,603,053)

Total increase (decrease) in net assets	1,130,303	4,895,886	(1,222,586)	(976,321)	5,110,649	2,226,285

Net assets at beginning of period	46,663,040	41,767,154	20,404,321	21,380,642	27,800,376	25,574,091

Net assets at end of period	$47,793,343	$46,663,040	$19,181,735	$20,404,321	$32,911,025	$27,800,376

	2020	2019	2020	2019	2020	2019

Units, beginning of period	886,552	1,030,314	990,864	1,119,506	918,252	1,081,013

Units issued	8,918	11,437	43,362	17,395	4,546	3,437

Units redeemed	(117,013)	(155,199)	(168,960)	(146,037)	(103,232)	(166,198)

Units, end of period	778,457	886,552	865,266	990,864	819,566	918,252

See accompanying notes.

11 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Equity Income Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$-	$3,831	$106,741	$118,369	$618,708	$497,618

Expenses:

Mortality and expense risk and administrative charges	(139,639)	(115,993)	(59,999)	(64,467)	(264,266)	(316,453)

Net investment income (loss)	(139,639)	(112,162)	46,742	53,902	354,442	181,165

Realized gains (losses) on investments:

Capital gain distributions received	1,174,860	5,914,556	-	-	1,574,490	2,155,592

Net realized gain (loss)	(1,396,125)	(858,246)	31,973	(19,964)	(664,091)	772,463

Realized gains (losses)	(221,265)	5,056,310	31,973	(19,964)	910,399	2,928,055

Unrealized appreciation (depreciation) during the period	5,234,660	(2,532,171)	245,249	297,032	(1,629,075)	2,344,681

Net increase (decrease) in net assets from operations	4,873,756	2,411,977	323,964	330,970	(364,234)	5,453,901

Changes from principal transactions:

Purchase payments	17,184	15,202	55	72	10,080	21,098

Transfers between sub-accounts and the company	(140,149)	195,945	(14,920)	80,281	(138,514)	(476,946)

Withdrawals	(969,707)	(1,069,131)	(526,623)	(796,359)	(2,101,801)	(3,394,600)

Annual contract fee	(11,683)	(10,127)	(8,361)	(9,249)	(31,645)	(37,737)

Net increase (decrease) in net assets from principal transactions	(1,104,355)	(868,111)	(549,849)	(725,255)	(2,261,880)	(3,888,185)

Total increase (decrease) in net assets	3,769,401	1,543,866	(225,885)	(394,285)	(2,626,114)	1,565,716

Net assets at beginning of period	9,626,579	8,082,713	4,710,129	5,104,414	25,085,076	23,519,360

Net assets at end of period	$13,395,980	$9,626,579	$4,484,244	$4,710,129	$22,458,962	$25,085,076

	2020	2019	2020	2019	2020	2019

Units, beginning of period	716,518	790,597	283,420	328,861	773,290	905,150

Units issued	10,483	51,382	17,209	15,188	10,964	8,373

Units redeemed	(80,133)	(125,461)	(49,470)	(60,629)	(89,950)	(140,233)

Units, end of period	646,868	716,518	251,159	283,420	694,304	773,290

See accompanying notes.

12 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV		Opportunistic Fixed Income Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$68,023	$260,906	$166,134	$192,625	$178,738	$275,660

Expenses:

Mortality and expense risk and administrative charges	(63,807)	(74,621)	(500,339)	(506,214)	(56,384)	(56,392)

Net investment income (loss)	4,216	186,285	(334,205)	(313,589)	122,354	219,268

Realized gains (losses) on investments:

Capital gain distributions received	464,633	340,885	1,190,347	3,036,288	-	-

Net realized gain (loss)	(76,501)	(25,039)	2,340,683	2,684,518	6,940	(32,996)

Realized gains (losses)	388,132	315,846	3,531,030	5,720,806	6,940	(32,996)

Unrealized appreciation (depreciation) during the period	(456,336)	1,019,779	6,294,450	6,387,103	378,780	29,945

Net increase (decrease) in net assets from operations	(63,988)	1,521,910	9,491,275	11,794,320	508,074	216,217

Changes from principal transactions:

Purchase payments	2,640	2,990	53,212	49,466	3,952	3,887

Transfers between sub-accounts and the company	(137,068)	(50,297)	(476,995)	(1,164,488)	251,607	190,097

Withdrawals	(729,703)	(338,866)	(4,232,028)	(5,061,768)	(336,038)	(597,787)

Annual contract fee	(5,766)	(6,900)	(36,656)	(38,486)	(6,766)	(6,945)

Net increase (decrease) in net assets from principal transactions	(869,897)	(393,073)	(4,692,467)	(6,215,276)	(87,245)	(410,748)

Total increase (decrease) in net assets	(933,885)	1,128,837	4,798,808	5,579,044	420,829	(194,531)

Net assets at beginning of period	6,367,061	5,238,224	41,487,041	35,907,997	4,231,200	4,425,731

Net assets at end of period	$5,433,176	$6,367,061	$46,285,849	$41,487,041	$4,652,029	$4,231,200

	2020	2019	2020	2019	2020	2019

Units, beginning of period	201,298	215,359	1,928,625	2,249,635	211,955	233,879

Units issued	2,947	450	7,421	11,260	17,839	10,931

Units redeemed	(33,980)	(14,511)	(218,315)	(332,270)	(22,864)	(32,855)

Units, end of period	170,265	201,298	1,717,731	1,928,625	206,930	211,955

See accompanying notes.

13 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$-	$-	$245,296	$238,941	$157,990	$163,993

Expenses:

Mortality and expense risk and administrative charges	(142,534)	(134,024)	(50,983)	(57,804)	(80,022)	(91,689)

Net investment income (loss)	(142,534)	(134,024)	194,313	181,137	77,968	72,304

Realized gains (losses) on investments:

Capital gain distributions received	1,186,341	773,758	-	-	60,952	-

Net realized gain (loss)	(358,474)	(191,694)	(124,830)	(87,086)	83,238	242,118

Realized gains (losses)	827,867	582,064	(124,830)	(87,086)	144,190	242,118

Unrealized appreciation (depreciation) during the period	1,848,344	2,027,279	84,833	505,329	337,081	985,679

Net increase (decrease) in net assets from operations	2,533,677	2,475,319	154,316	599,380	559,239	1,300,101

Changes from principal transactions:

Purchase payments	14,746	9,751	727	1,735	5,293	6,273

Transfers between sub-accounts and the company	(244,582)	(76,639)	(85,288)	(19,461)	5,390	(168,873)

Withdrawals	(637,183)	(1,033,359)	(391,764)	(575,175)	(532,420)	(1,085,475)

Annual contract fee	(10,757)	(10,584)	(5,266)	(6,405)	(10,388)	(12,064)

Net increase (decrease) in net assets from principal transactions	(877,776)	(1,110,831)	(481,591)	(599,306)	(532,125)	(1,260,139)

Total increase (decrease) in net assets	1,655,901	1,364,488	(327,275)	74	27,114	39,962

Net assets at beginning of period	11,121,606	9,757,118	4,335,935	4,335,861	7,089,890	7,049,928

Net assets at end of period	$12,777,507	$11,121,606	$4,008,660	$4,335,935	$7,117,004	$7,089,890

	2020	2019	2020	2019	2020	2019

Units, beginning of period	153,775	171,260	201,442	230,592	339,043	403,919

Units issued	5,222	5,511	4,713	1,977	7,263	4,362

Units redeemed	(18,457)	(22,996)	(27,897)	(31,127)	(35,706)	(69,238)

Units, end of period	140,540	153,775	178,258	201,442	310,600	339,043

See accompanying notes.

14 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Disciplined Value International Trust Series NAV		Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$106,397	$170,355	$11,719	$4,174	$1,047	$615

Expenses:

Mortality and expense risk and administrative charges	(63,123)	(79,281)	(6,500)	(3,087)	(486)	(418)

Net investment income (loss)	43,274	91,074	5,219	1,087	561	197

Realized gains (losses) on investments:

Capital gain distributions received	-	-	14,953	6,170	2,162	1,464

Net realized gain (loss)	20,922	94,459	8,818	1,557	(9)	(5)

Realized gains (losses)	20,922	94,459	23,771	7,727	2,153	1,459

Unrealized appreciation (depreciation) during the period	(20,199)	449,957	19,628	35,285	2,366	4,113

Net increase (decrease) in net assets from operations	43,997	635,490	48,618	44,099	5,080	5,769

Changes from principal transactions:

Purchase payments	1,270	768	1,200	1,200	-	-

Transfers between sub-accounts and the company	(139,835)	(84,100)	275,022	143,561	9,197	596

Withdrawals	(529,742)	(722,465)	(48,152)	(291,845)	(2,046)	(1,538)

Annual contract fee	(7,231)	(9,162)	(462)	(397)	(179)	(170)

Net increase (decrease) in net assets from principal transactions	(675,538)	(814,959)	227,608	(147,481)	6,972	(1,112)

Total increase (decrease) in net assets	(631,541)	(179,469)	276,226	(103,382)	12,052	4,657

Net assets at beginning of period	6,048,898	6,228,367	215,519	318,901	34,288	29,631

Net assets at end of period	$5,417,357	$6,048,898	$491,745	$215,519	$46,340	$34,288

	2020	2019	2020	2019	2020	2019

Units, beginning of period	413,033	470,379	13,621	23,462	2,411	2,499

Units issued	6,526	12,725	19,045	10,305	939	43

Units redeemed	(57,103)	(70,071)	(4,417)	(20,146)	(445)	(131)

Units, end of period	362,456	413,033	28,249	13,621	2,905	2,411

See accompanying notes.

15 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation		M International Equity		M Large Cap Growth

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$-	$284	$339	$735	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(1,017)	(1,498)	(258)	(428)	(2,159)	(1,949)

Net investment income (loss)	(1,017)	(1,214)	81	307	(2,159)	(1,949)

Realized gains (losses) on investments:

Capital gain distributions received	2,127	7,628	-	-	22,091	9,663

Net realized gain (loss)	(1,474)	16,144	984	3,314	10,120	5,775

Realized gains (losses)	653	23,772	984	3,314	32,211	15,438

Unrealized appreciation (depreciation) during the period	14,513	7,763	304	2,690	12,556	31,265

Net increase (decrease) in net assets from operations	14,149	30,321	1,369	6,311	42,608	44,754

Changes from principal transactions:

Purchase payments	-	-	-	-	-	-

Transfers between sub-accounts and the company	39	(20)	-	-	(311)	(121)

Withdrawals	(3,960)	(65,197)	(5,594)	(18,852)	(15,980)	(8,677)

Annual contract fee	(60)	(65)	(73)	(82)	(108)	(96)

Net increase (decrease) in net assets from principal transactions	(3,981)	(65,282)	(5,667)	(18,934)	(16,399)	(8,894)

Total increase (decrease) in net assets	10,168	(34,961)	(4,298)	(12,623)	26,209	35,860

Net assets at beginning of period	93,594	128,555	27,827	40,450	169,100	133,240

Net assets at end of period	$103,762	$93,594	$23,529	$27,827	$195,309	$169,100

	2020	2019	2020	2019	2020	2019

Units, beginning of period	2,417	4,223	1,537	2,657	6,797	7,199

Units issued	20	10	-	-	3	8

Units redeemed	(132)	(1,816)	(329)	(1,120)	(633)	(410)

Units, end of period	2,305	2,417	1,208	1,537	6,167	6,797

See accompanying notes.

16 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Value		Managed Volatility Balanced Portfolio Series NAV		Mid Cap Index Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$473	$534	$988,391	$883,448	$34,715	$28,603

Expenses:

Mortality and expense risk and administrative charges	(311)	(378)	(503,910)	(569,321)	(27,248)	(32,182)

Net investment income (loss)	162	156	484,481	314,127	7,467	(3,579)

Realized gains (losses) on investments:

Capital gain distributions received	297	995	2,057,416	1,999,021	223,986	201,891

Net realized gain (loss)	(422)	2	225,068	1,377,798	(16,639)	26,731

Realized gains (losses)	(125)	997	2,282,484	3,376,819	207,347	228,622

Unrealized appreciation (depreciation) during the period	(1,696)	4,316	(2,855,570)	3,200,853	9,762	300,398

Net increase (decrease) in net assets from operations	(1,659)	5,469	(88,605)	6,891,799	224,576	525,441

Changes from principal transactions:

Purchase payments	-	-	17,882	25,839	2,490	2,795

Transfers between sub-accounts and the company	221	45	(195,115)	783,501	(55,719)	(8,520)

Withdrawals	(4,262)	(1,063)	(4,959,993)	(6,281,937)	(218,353)	(336,974)

Annual contract fee	(39)	(45)	(48,048)	(52,883)	(3,434)	(4,337)

Net increase (decrease) in net assets from principal transactions	(4,080)	(1,063)	(5,185,274)	(5,525,480)	(275,016)	(347,036)

Total increase (decrease) in net assets	(5,739)	4,406	(5,273,879)	1,366,319	(50,440)	178,405

Net assets at beginning of period	32,078	27,672	45,144,200	43,777,881	2,460,437	2,282,032

Net assets at end of period	$26,339	$32,078	$39,870,321	$45,144,200	$2,409,997	$2,460,437

	2020	2019	2020	2019	2020	2019

Units, beginning of period	1,253	1,297	2,395,788	2,706,273	71,809	82,214

Units issued	8	5	24,006	78,961	1,128	785

Units redeemed	(185)	(49)	(313,732)	(389,446)	(10,094)	(11,190)

Units, end of period	1,076	1,253	2,106,062	2,395,788	62,843	71,809

See accompanying notes.

17 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Stock Trust Series NAV		Mid Value Trust Series NAV		Money-Market Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$-	$-	$128,876	$96,306	$43,583	$281,893

Expenses:

Mortality and expense risk and administrative charges	(142,876)	(132,247)	(98,544)	(110,727)	(162,360)	(179,615)

Net investment income (loss)	(142,876)	(132,247)	30,332	(14,421)	(118,777)	102,278

Realized gains (losses) on investments:

Capital gain distributions received	1,577,965	1,481,317	178,029	1,072,503	-	-

Net realized gain (loss)	175,627	401,209	(433,422)	(286,731)	-	-

Realized gains (losses)	1,753,592	1,882,526	(255,393)	785,772	-	-

Unrealized appreciation (depreciation) during the period	4,163,695	1,169,643	807,456	599,440	1	-

Net increase (decrease) in net assets from operations	5,774,411	2,919,922	582,395	1,370,791	(118,776)	102,278

Changes from principal transactions:

Purchase payments	11,592	14,969	2,975	3,311	39,825	1,750

Transfers between sub-accounts and the company	(32,428)	(404,272)	(88,590)	(106,345)	429,369	2,213,465

Withdrawals	(916,795)	(2,173,594)	(622,923)	(810,399)	(1,442,910)	(3,165,260)

Annual contract fee	(12,701)	(12,843)	(11,587)	(13,045)	(23,676)	(26,924)

Net increase (decrease) in net assets from principal transactions	(950,332)	(2,575,740)	(720,125)	(926,478)	(997,392)	(976,969)

Total increase (decrease) in net assets	4,824,079	344,182	(137,730)	444,313	(1,116,168)	(874,691)

Net assets at beginning of period	9,913,456	9,569,274	8,532,686	8,088,373	13,543,816	14,418,507

Net assets at end of period	$14,737,535	$9,913,456	$8,394,956	$8,532,686	$12,427,648	$13,543,816

	2020	2019	2020	2019	2020	2019

Units, beginning of period	116,974	150,043	173,758	193,989	1,339,053	1,437,372

Units issued	3,248	676	2,048	993	123,560	362,713

Units redeemed	(13,762)	(33,745)	(17,989)	(21,224)	(222,403)	(461,032)

Units, end of period	106,460	116,974	157,817	173,758	1,240,210	1,339,053

See accompanying notes.

18 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV

	2020	2019	2020	2019	2020	2019
Income:

Dividend distributions received	$176,865	$227,316	$96,205	$102,934	$36,778	$29,294

Expenses:

Mortality and expense risk and administrative charges	(109,754)	(136,430)	(72,722)	(82,305)	(31,589)	(36,404)

Net investment income (loss)	67,111	90,886	23,483	20,629	5,189	(7,110)

Realized gains (losses) on investments:

Capital gain distributions received	1,027,803	84,768	-	-	184,799	263,775

Net realized gain (loss)	552,164	1,054,157	(27,050)	(91,771)	(24,750)	45,057

Realized gains (losses)	1,579,967	1,138,925	(27,050)	(91,771)	160,049	308,832

Unrealized appreciation (depreciation) during the period	(2,395,241)	1,313,682	137,363	206,863	281,736	320,919

Net increase (decrease) in net assets from operations	(748,163)	2,543,493	133,796	135,721	446,974	622,641

Changes from principal transactions:

Purchase payments	7,552	8,014	3,263	2,701	8,565	9,331

Transfers between sub-accounts and the company	(373,994)	16,527	81,834	152,693	(11,608)	3,780

Withdrawals	(785,017)	(1,651,231)	(603,169)	(1,147,908)	(260,216)	(574,051)

Annual contract fee	(12,813)	(15,021)	(8,670)	(10,470)	(3,782)	(4,592)

Net increase (decrease) in net assets from principal transactions	(1,164,272)	(1,641,711)	(526,742)	(1,002,984)	(267,041)	(565,532)

Total increase (decrease) in net assets	(1,912,435)	901,782	(392,946)	(867,263)	179,933	57,109

Net assets at beginning of period	10,380,645	9,478,863	5,904,332	6,771,595	2,914,113	2,857,004

Net assets at end of period	$8,468,210	$10,380,645	$5,511,386	$5,904,332	$3,094,046	$2,914,113

	2020	2019	2020	2019	2020	2019

Units, beginning of period	188,738	220,093	408,909	488,106	96,214	116,500

Units issued	1,505	5,337	27,831	19,242	1,964	518

Units redeemed	(25,155)	(36,692)	(66,482)	(98,439)	(11,488)	(20,804)

Units, end of period	165,088	188,738	370,258	408,909	86,690	96,214

See accompanying notes.

19 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV		Total Bond Market Series Trust NAV

	2020	2019	2020	2019	2020	2019
Income:

Dividend distributions received	$-	$-	$126,070	$95,250	$205,506	$209,996

Expenses:

Mortality and expense risk and administrative charges	(126,767)	(122,442)	(144,703)	(197,433)	(114,769)	(117,225)

Net investment income (loss)	(126,767)	(122,442)	(18,633)	(102,183)	90,737	92,771

Realized gains (losses) on investments:

Capital gain distributions received	1,253,225	2,710,974	1,336,525	1,059,978	-	-

Net realized gain (loss)	(211,367)	92,472	(1,256,719)	(625,576)	64,046	(13,799)

Realized gains (losses)	1,041,858	2,803,446	79,806	434,402	64,046	(13,799)

Unrealized appreciation (depreciation) during the period	3,553,238	219,375	(1,543,498)	3,126,847	374,664	544,010

Net increase (decrease) in net assets from operations	4,468,329	2,900,379	(1,482,325)	3,459,066	529,447	622,982

Changes from principal transactions:

Purchase payments	9,927	9,807	28,671	19,710	4,695	5,298

Transfers between sub-accounts and the company	(256,857)	(319,126)	(405,736)	(406,370)	543,652	271,097

Withdrawals	(972,882)	(1,133,703)	(929,025)	(2,373,848)	(1,124,464)	(1,301,851)

Annual contract fee	(13,664)	(13,814)	(14,463)	(19,081)	(11,431)	(11,866)

Net increase (decrease) in net assets from principal transactions	(1,233,476)	(1,456,836)	(1,320,553)	(2,779,589)	(587,548)	(1,037,322)

Total increase (decrease) in net assets	3,234,853	1,443,543	(2,802,878)	679,477	(58,101)	(414,340)

Net assets at beginning of period	9,805,591	8,362,048	15,715,801	15,036,324	8,898,881	9,313,221

Net assets at end of period	$13,040,444	$9,805,591	$12,912,923	$15,715,801	$8,840,780	$8,898,881

	2020	2019	2020	2019	2020	2019

Units, beginning of period	323,390	376,501	223,572	266,669	470,079	526,387

Units issued	1,940	1,297	3,624	761	33,590	15,228

Units redeemed	(38,299)	(54,408)	(27,549)	(43,858)	(62,709)	(71,536)

Units, end of period	287,031	323,390	199,647	223,572	440,960	470,079

See accompanying notes.

20 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series NAV

	2020	2019	2020	2019
Income:

Dividend distributions received	$250,403	$237,930	$85,130	$66,973

Expenses:

Mortality and expense risk and administrative charges	(183,688)	(191,452)	(54,085)	(40,569)

Net investment income (loss)	66,715	46,478	31,045	26,404

Realized gains (losses) on investments:

Capital gain distributions received	1,216,839	994,645	-	-

Net realized gain (loss)	1,568,746	1,094,151	19,402	15,082

Realized gains (losses)	2,785,585	2,088,796	19,402	15,082

Unrealized appreciation (depreciation) during the period	(177,867)	1,532,601	(14,398)	14,159

Net increase (decrease) in net assets from operations	2,674,433	3,667,875	36,049	55,645

Changes from principal transactions:

Purchase payments	11,594	14,541	1,600	120,550

Transfers between sub-accounts and the company	(182,422)	(437,763)	2,279,195	986,911

Withdrawals	(2,129,369)	(1,589,601)	(1,159,249)	(1,250,432)

Annual contract fee	(22,195)	(24,088)	(5,357)	(5,173)

Net increase (decrease) in net assets from principal transactions	(2,322,392)	(2,036,911)	1,116,189	(148,144)

Total increase (decrease) in net assets	352,041	1,630,964	1,152,238	(92,499)

Net assets at beginning of period	15,518,067	13,887,103	3,236,287	3,328,786

Net assets at end of period	$15,870,108	$15,518,067	$4,388,525	$3,236,287

	2020	2019	2020	2019

Units, beginning of period	437,513	501,271	261,380	272,833

Units issued	1,174	3,511	254,478	189,820

Units redeemed	(65,602)	(67,269)	(162,642)	(201,273)

Units, end of period	373,085	437,513	353,216	261,380

See accompanying notes.

21 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account Q (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 4 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company con ducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

22 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

23 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

24 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Mutual Funds

Affiliated	$ 376,421,835	-	-	376,421,835

NonAffiliated	$ 348,939	-	-	348,939

Total	$ 376,770,774	-	-	376,770,774

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

25 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2020 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$2,040,581	$6,713,291
Active Bond Trust Series NAV	1,496,609	3,797,833
Blue Chip Growth Trust Series NAV	4,243,555	3,585,277
Capital Appreciation Trust Series NAV	1,351,675	1,420,810
Core Bond Trust Series NAV	405,369	908,475
Equity Income Trust Series NAV	2,464,878	2,797,829
Financial Industries Trust Series NAV Fundamental	614,522	1,015,572
All Cap Core Trust Series NAV	1,502,261	5,338,588
Opportunistic Fixed Income Trust Series NAV	568,691	533,581
Health Sciences Trust Series NAV	1,563,269	1,397,236
High Yield Trust Series NAV	343,663	630,941
International Equity Index Series NAV	354,322	747,525
Disciplined Value International Trust Series NAV	186,766	819,030
Lifestyle Balanced Portfolio Series NAV	326,260	78,479
Lifestyle Growth Portfolio Series NAV	16,421	6,726
M Capital Appreciation	2,732	5,602
M International Equity	339	5,925
M Large Cap Growth	22,178	18,645
M Large Cap Value	943	4,563
Managed Volatility Balanced Portfolio Series	3,463,957	6,107,334
NAV Mid Cap Index Trust Series NAV	291,825	335,388
Mid Cap Stock Trust Series NAV	1,982,176	1,497,420
Mid Value Trust Series NAV	387,917	899,681
Money-Market Trust Series NAV	1,277,431	2,393,599
Real Estate Securities Trust Series NAV	1,269,953	1,339,309
Short Term Government Income Trust Series NAV	438,725	941,986
Small Cap Index Trust Series NAV	275,076	352,129
Small Cap Stock Trust Series NAV	1,303,487	1,410,504
Small Cap Value Trust Series NAV	1,614,340	1,617,001
Total Bond Market Series Trust NAV	814,938	1,311,748
Total Stock Market Index Trust Series NAV	1,501,756	2,540,592
Ultra Short Term Bond Trust Series NAV	3,210,723	2,063,488

26 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series NAV(*)	2020	778	$ 55.28 to $ 41.78	$ 47,793	1.70 % to 1.00%	1.83%	16.96 % to 16.15%
	2019	887	47.27 to 35.97	46,663	1.70 to 1.00	1.69	29.85 to 28.95
	2018	1,030	36.40 to 27.90	41,767	1.70 to 1.00	1.34	-5.59 to -6.25
	2017	1,192	38.55 to 29.75	51,334	1.70 to 1.00	1.70	20.33 to 19.50
	2016	1,372	32.04 to 24.90	49,138	1.70 to 1.00	1.73	10.53 to 9.76

Active Bond Trust Series NAV(*)	2020	865	30.01 to 18.34	19,182	1.70 to 1.00	2.95	7.65 to 6.91
	2019	991	27.88 to 17.16	20,404	1.70 to 1.00	2.73	8.21 to 7.46
	2018	1,120	25.77 to 15.97	21,381	1.70 to 1.00	3.00	-1.54 to -2.21
	2017	1,424	26.17 to 16.33	27,666	1.70 to 1.00	3.37	3.85 to 3.12
	2016	1,621	25.20 to 15.83	30,405	1.70 to 1.00	3.60	3.45 to 2.74

Blue Chip Growth Trust Series NAV(*)	2020	820	181.49 to 59.14	32,911	1.70 to 1.00	0.00	33.06 to 32.14
	2019	918	136.39 to 44.76	27,800	1.70 to 1.00	0.01	28.54 to 27.64
	2018	1,081	106.11 to 35.06	25,574	1.70 to 1.00	0.06	1.02 to 0.32
	2017	1,214	105.04 to 34.95	28,688	1.70 to 1.00	0.11	34.98 to 34.05
	2016	1,368	77.81 to 26.07	24,061	1.70 to 1.00	0.05	-0.15 to -0.85

Capital Appreciation Trust Series NAV(*)	2020	647	58.02 to 19.46	13,396	1.70 to 1.25	0.00	54.35 to 53.66
	2019	717	37.76 to 12.61	9,627	1.70 to 1.25	0.04	31.23 to 30.64
	2018	791	28.90 to 9.61	8,083	1.70 to 1.25	0.35	-1.95 to -2.39
	2017	899	29.61 to 9.80	9,519	1.70 to 1.25	0.10	34.81 to 34.21
	2016	967	22.06 to 7.27	7,610	1.70 to 1.25	0.01	-2.22 to -2.66

Core Bond Trust Series NAV(*)	2020	251	16.65 to 14.64	4,484	1.70 to 1.25	2.32	7.43 to 6.96
	2019	283	15.57 to 13.62	4,710	1.70 to 1.25	2.41	6.99 to 6.51
	2018	329	14.67 to 14.62	5,104	1.70 to 1.25	2.39	-1.77 to -2.22
	2017	384	14.95 to 14.93	6,071	1.70 to 1.25	2.12	2.19 to 1.72
	2016	432	14.69 to 14.61	6,686	1.70 to 1.25	2.00	1.45 to 0.98

Equity Income Trust Series NAV(*)	2020	694	30.32 to 18.32	22,459	1.70 to 1.25	3.02	-0.25 to -0.69
	2019	773	30.53 to 18.36	25,085	1.70 to 1.25	2.03	24.89 to 24.34
	2018	905	24.55 to 14.70	23,519	1.70 to 1.25	1.86	-10.64 to -11.04
	2017	1,047	27.60 to 16.45	30,451	1.70 to 1.25	2.26	14.83 to 14.32
	2016	1,200	24.14 to 18.62	30,416	1.70 to 1.25	2.26	17.70 to 17.18

Financial Industries Trust Series NAV(*)	2020	170	34.39 to 25.22	5,433	1.70 to 1.00	1.35	1.29 to 0.58
	2019	201	33.95 to 25.08	6,367	1.70 to 1.00	4.43	30.40 to 29.49
	2018	215	26.03 to 19.37	5,238	1.70 to 1.00	1.15	-15.23 to -15.82
	2017	240	30.71 to 23.01	6,906	1.70 to 1.00	1.21	14.15 to 13.35
	2016	281	26.91 to 20.30	7,114	1.70 to 1.00	1.53	18.28 to 17.45

Fundamental All Cap Core Trust Series NAV(*)	2020	1,718	48.98 to 42.01	46,286	1.70 to 1.00	0.42	25.71 to 24.83
	2019	1,929	38.97 to 33.66	41,487	1.70 to 1.00	0.48	35.22 to 34.28
	2018	2,250	28.82 to 25.06	35,908	1.70 to 1.00	0.45	-14.02 to -14.62
	2017	2,607	33.52 to 29.36	48,741	1.70 to 1.00	0.79	26.49 to 25.62
	2016	2,886	26.50 to 23.37	42,769	1.70 to 1.00	0.65	7.32 to 6.58

Opportunistic Fixed Income Trust Series NAV(*)	2020	207	17.20 to 16.42	4,652	1.70 to 1.25	4.07	12.49 to 11.98
	2019	212	15.36 to 14.60	4,231	1.70 to 1.25	6.31	5.04 to 4.57
	2018	234	14.68 to 13.90	4,426	1.70 to 1.25	2.70	-2.96 to -3.39
	2017	279	15.20 to 14.32	5,419	1.70 to 1.25	2.37	7.36 to 6.88
	2016	322	14.22 to 13.34	5,782	1.70 to 1.25	0.00	1.87 to 1.40

Health Sciences Trust Series NAV(*)	2020	141	102.30 to 82.76	12,778	1.70 to 1.25	0.00	25.68 to 25.12
	2019	154	81.76 to 65.85	11,122	1.70 to 1.25	0.00	27.07 to 26.50
	2018	171	64.64 to 51.82	9,757	1.70 to 1.25	0.00	-0.48 to -0.93
	2017	186	65.24 to 52.07	10,664	1.70 to 1.25	0.00	26.02 to 25.46
	2016	205	52.00 to 41.32	9,357	1.70 to 1.25	0.10	-11.65 to -12.05

High Yield Trust Series NAV(*)	2020	178	22.30 to 16.50	4,009	1.70 to 1.25	6.27	4.45 to 3.98
	2019	201	21.44 to 15.79	4,336	1.70 to 1.25	5.39	14.55 to 14.03
	2018	231	18.80 to 17.81	4,336	1.70 to 1.25	5.68	-4.23 to -4.64
	2017	287	19.72 to 18.60	5,638	1.70 to 1.25	5.40	6.12 to 5.65
	2016	326	18.66 to 17.52	6,050	1.70 to 1.25	6.91	15.11 to 14.60

International Equity Index Series NAV(*)	2020	311	29.68 to 17.53	7,117	1.70 to 1.25	2.53	9.38 to 8.89
	2019	339	27.25 to 16.03	7,090	1.70 to 1.25	2.30	19.94 to 19.39
	2018	404	22.83 to 13.36	7,050	1.70 to 1.25	2.26	-15.16 to -15.54
	2017	484	27.03 to 15.75	9,937	1.70 to 1.25	2.17	25.87 to 25.30
	2016	528	21.57 to 15.64	8,683	1.70 to 1.25	2.57	3.14 to 2.67

Disciplined Value International Trust Series NAV(*)	2020	362	19.63 to 14.97	5,417	1.70 to 1.00	2.18	2.25 to 1.53
	2019	413	19.34 to 14.64	6,049	1.70 to 1.00	2.78	11.29 to 10.51
	2018	470	17.50 to 13.15	6,228	1.70 to 1.00	2.43	-15.80 to -16.38
	2017	545	20.93 to 15.62	8,599	1.70 to 1.00	1.83	16.09 to 15.28
	2016	638	18.15 to 13.46	8,697	1.70 to 1.00	2.16	11.07 to 10.31

27 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifestyle Balanced Portfolio Series NAV(*)	2020	28	$ 17.62 to $ 17.22	$ 492	1.70 % to 1.25%	2.67%	11.28 % to 10.78%
	2019	14	15.84 to 15.61	216	1.60 to 1.25	1.74	16.43 to 16.02
	2018	23	13.60 to 13.45	319	1.60 to 1.25	3.14	-5.57 to -5.89
	2017	9	14.40 to 14.30	123	1.60 to 1.25	3.41	10.98 to 10.59
	2016	4	12.98 to 12.93	50	1.60 to 1.25	3.28	4.85 to 4.47

Lifestyle Growth Portfolio Series NAV(*)	2020	3	15.98 to 15.75	46	1.70 to 1.25	2.80	12.22 to 11.72
	2019	2	14.24 to 14.10	34	1.70 to 1.25	1.93	20.01 to 19.48
	2018	2	11.86 to 11.80	30	1.70 to 1.25	1.80	-7.23 to -7.64
	2017	3	12.79 to 12.78	41	1.60 to 1.25	12.51	2.31 to 2.25

M Capital Appreciation	2020	2	59.42 to 45.07	104	1.60 to 1.25	0.00	16.26 to 15.86
	2019	2	51.29 to 38.77	94	1.60 to 1.25	0.24	27.25 to 26.81
	2018	4	40.44 to 30.46	129	1.60 to 1.25	0.30	-15.21 to -15.51
	2017	4	47.87 to 35.93	153	1.60 to 1.25	0.00	17.54 to 17.13
	2016	4	40.87 to 30.57	131	1.60 to 1.25	0.00	19.56 to 19.14

M International Equity	2020	1	23.42 to 19.44	24	1.60 to 1.25	1.64	7.54 to 7.17
	2019	2	21.85 to 18.08	28	1.60 to 1.25	2.16	18.83 to 18.42
	2018	3	18.45 to 15.21	40	1.60 to 1.25	1.37	-21.55 to -21.82
	2017	3	23.60 to 19.39	56	1.60 to 1.25	1.64	22.52 to 22.08
	2016	3	19.33 to 15.83	49	1.60 to 1.25	1.16	-1.29 to -1.64

M Large Cap Growth	2020	6	60.05 to 31.66	195	1.60 to 1.25	0.00	27.29 to 26.85
	2019	7	47.34 to 24.87	169	1.60 to 1.25	0.00	34.40 to 33.93
	2018	7	35.34 to 18.50	133	1.60 to 1.25	0.00	-6.13 to -6.45
	2017	8	37.78 to 19.71	150	1.60 to 1.25	0.00	37.24 to 36.77
	2016	8	27.62 to 14.36	115	1.60 to 1.25	0.00	-3.54 to -3.88

M Large Cap Value	2020	1	28.91 to 24.48	26	1.60 to 1.25	1.91	-4.36 to -4.70
	2019	1	30.34 to 25.59	32	1.60 to 1.25	1.77	20.01 to 19.59
	2018	1	25.37 to 21.33	28	1.60 to 1.25	1.44	-13.16 to -13.46
	2017	1	29.32 to 24.56	33	1.60 to 1.25	1.50	13.56 to 13.17
	2016	1	25.91 to 21.62	30	1.60 to 1.25	1.96	8.27 to 7.90

Managed Volatility Balanced Portfolio Series NAV(*)	2020	2,106	20.94 to 18.55	39,870	1.70 to 1.25	2.48	0.50 to 0.05
	2019	2,396	20.93 to 18.46	45,144	1.70 to 1.25	1.96	16.56 to 16.03
	2018	2,706	18.04 to 15.84	43,778	1.70 to 1.25	2.11	-6.00 to -6.41
	2017	3,281	19.27 to 16.85	56,426	1.70 to 1.25	2.16	12.73 to 12.23
	2016	3,716	17.17 to 14.94	56,685	1.70 to 1.25	2.06	3.61 to 3.15

Mid Cap Index Trust Series NAV(*)	2020	63	44.68 to 19.89	2,410	1.70 to 1.25	1.65	11.86 to 11.36
	2019	72	40.13 to 17.78	2,460	1.70 to 1.25	1.15	24.15 to 23.60
	2018	82	32.46 to 26.92	2,282	1.70 to 1.25	1.18	-12.55 to -12.94
	2017	87	37.29 to 30.78	2,762	1.70 to 1.25	0.51	14.43 to 13.91
	2016	103	32.74 to 26.90	2,869	1.70 to 1.25	1.24	18.68 to 18.15

Mid Cap Stock Trust Series NAV(*)	2020	106	85.13 to 33.02	14,738	1.70 to 1.25	0.00	63.42 to 62.68
	2019	117	52.33 to 20.20	9,913	1.70 to 1.25	0.00	32.96 to 32.36
	2018	150	39.53 to 15.20	9,569	1.70 to 1.25	0.00	-2.76 to -3.19
	2017	167	40.84 to 15.63	10,914	1.70 to 1.25	0.00	27.06 to 26.49
	2016	179	32.28 to 22.07	9,143	1.70 to 1.25	0.00	-0.67 to -1.11

Mid Value Trust Series NAV(*)	2020	158	46.40 to 30.75	8,395	1.70 to 1.25	1.74	8.36 to 7.87
	2019	174	43.01 to 28.38	8,533	1.70 to 1.25	1.16	18.00 to 17.47
	2018	194	36.61 to 24.05	8,088	1.70 to 1.25	0.82	-11.79 to -12.18
	2017	218	41.69 to 27.27	10,331	1.70 to 1.25	1.01	10.07 to 9.58
	2016	255	38.05 to 24.77	10,974	1.70 to 1.25	1.18	22.55 to 22.00

Money -Market Trust Series NAV(*)	2020	1,240	12.61 to 9.16	12,428	1.70 to 1.00	0.34	-0.63 to -1.34
	2019	1,339	12.69 to 9.28	13,544	1.70 to 1.00	1.97	0.96 to 0.24
	2018	1,437	12.57 to 9.26	14,419	1.70 to 1.00	1.57	0.58 to -0.11
	2017	1,612	12.50 to 9.27	16,118	1.70 to 1.00	0.63	-0.38 to -1.03
	2016	2,000	12.54 to 9.37	20,126	1.70 to 1.00	0.16	-0.58 to -1.04

Real Estate Securities Trust Series NAV(*)	2020	165	41.01 to 16.64	8,468	1.70 to 1.25	2.08	-6.76 to -7.18
	2019	189	44.18 to 17.85	10,381	1.70 to 1.25	2.15	27.86 to 27.29
	2018	220	34.71 to 20.46	9,479	1.70 to 1.25	1.68	-4.62 to -5.05
	2017	244	36.56 to 21.45	11,058	1.70 to 1.25	0.56	4.94 to 4.47
	2016	271	34.99 to 20.44	11,689	1.70 to 1.25	3.37	5.63 to 5.16

Short Term Government Income Trust Series NAV(*)	2020	370	10.63 to 9.90	5,511	1.70 to 1.25	1.70	2.32 to 1.86
	2019	409	10.39 to 9.72	5,904	1.70 to 1.25	1.62	2.14 to 1.68
	2018	488	10.17 to 9.56	6,772	1.70 to 1.25	2.00	-0.34 to -0.77
	2017	541	10.21 to 9.64	7,513	1.70 to 1.25	1.38	-0.66 to -1.11
	2016	609	10.27 to 9.74	8,442	1.70 to 1.25	1.54	-0.68 to -1.11

Small Cap Index Trust Series NAV(*)	2020	87	35.72 to 20.45	3,094	1.45 to 1.25	1.46	17.84 to 17.60

28 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Small Cap Index Trust Series NAV(*)	2019	96	$ 30.31 to $ 17.39	$ 2,914	1.45 % to 1.25%	1.01%	23.52 % to 23.27%
	2018	117	24.54 to 14.10	2,857	1.45 to 1.25	0.96	-12.40 to -12.58

	2017	135	28.01 to 16.13	3,784	1.45 to 1.25	0.47	13.01 to 12.78
	2016	162	24.79 to 24.79	4,007	1.25 to 1.25	1.18	19.52 to 19.52

Small Cap Stock Trust Series NAV(*)	2020	287	70.09 to 47.43	13,040	1.70 to 1.00	0.00	50.12 to 49.07
	2019	323	47.02 to 31.60	9,806	1.70 to 1.00	0.00	36.72 to 35.77
	2018	377	34.63 to 23.11	8,362	1.70 to 1.00	0.00	-6.16 to -6.81
	2017	430	37.16 to 24.63	10,235	1.70 to 1.00	0.00	25.44 to 24.56
	2016	479	29.83 to 19.63	9,154	1.70 to 1.00	0.00	1.25 to 0.54

Small Cap Value Trust Series NAV(*)	2020	200	40.00 to 26.80	12,913	1.70 to 1.25	1.11	-7.84 to -8.25
	2019	224	43.60 to 29.08	15,716	1.70 to 1.25	0.61	25.05 to 24.49
	2018	267	35.02 to 23.26	15,036	1.70 to 1.25	0.72	-13.53 to -13.92
	2017	304	40.69 to 26.89	19,808	1.70 to 1.25	0.97	2.50 to 2.04
	2016	351	39.88 to 26.24	22,273	1.70 to 1.25	0.72	21.15 to 20.61

Total Bond Market Series Trust NAV(*)	2020	441	15.28 to 14.42	8,841	1.70 to 1.25	2.28	6.04 to 5.58
	2019	470	14.47 to 13.60	8,899	1.70 to 1.25	2.28	6.96 to 6.48
	2018	526	18.20 to 13.59	9,313	1.70 to 1.25	2.56	-1.47 to -1.91
	2017	664	18.47 to 13.85	11,896	1.70 to 1.25	2.72	2.07 to 1.61
	2016	791	18.10 to 13.63	13,872	1.70 to 1.25	2.53	1.18 to 0.72

Total Stock Market Index Trust Series NAV(*)	2020	373	46.00 to 42.09	15,870	1.70 to 1.25	1.74	19.99 to 19.45
	2019	438	38.51 to 35.08	15,518	1.70 to 1.25	1.58	28.09 to 27.51
	2018	501	30.20 to 27.39	13,887	1.70 to 1.25	1.17	-6.82 to -7.24
	2017	599	32.56 to 29.39	17,804	1.70 to 1.25	1.34	19.15 to 18.62
	2016	706	27.45 to 24.67	17,622	1.70 to 1.25	1.45	10.98 to 10.48

Ultra Short Term Bond Trust Series NAV(*)	2020	353	12.63 to 9.84	4,389	1.60 to 1.25	1.98	0.39 to 0.05
	2019	261	12.58 to 9.84	3,236	1.60 to 1.25	2.08	1.83 to 1.48
	2018	273	12.36 to 9.70	3,329	1.60 to 1.25	1.93	0.30 to -0.04
	2017	230	12.32 to 9.70	2,791	1.60 to 1.25	1.78	-0.61 to -0.94
	2016	172	12.40 to 9.79	2,068	1.60 to 1.25	3.46	-0.56 to -0.89

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

29 of 30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.70% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

30 of 30